Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000828475
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	May 01, 2025
BNY Mellon New Jersey Municipal Bond Fund, Inc. | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNMIX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNJYX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DZNJX